Segment information - Summary of Geographical Information on Net Sales and Non-Current Assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of geographical areas [line items]
Net sales	€ 43,070	€ 42,997	€ 37,761
Property, plant and equipment owned	10,160	9,869	10,028
Goodwill	49,404	49,892	48,056
Other intangible assets	24,319	21,640	21,407
Total
Disclosure of geographical areas [line items]
Net sales	43,070	42,997	37,761
Property, plant and equipment owned	10,160	9,869	10,028
Goodwill	49,404	49,892	48,056
Other intangible assets	24,319	21,640	21,407
Europe
Disclosure of geographical areas [line items]
Net sales	10,392	9,999	9,759
Property, plant and equipment owned	5,659	5,365	5,959
Goodwill	0	0	0
Other intangible assets	5,566	6,257	7,059
France
Disclosure of geographical areas [line items]
Net sales	2,379	2,296	2,256
Property, plant and equipment owned	3,085	2,875	3,253
Goodwill	0	0	0
Other intangible assets	0	0	0
North America
Disclosure of geographical areas [line items]
Net sales	19,216	18,984	15,075
Property, plant and equipment owned	3,316	3,284	2,998
Goodwill	0	0	0
Other intangible assets	17,852	14,178	13,187
United States
Disclosure of geographical areas [line items]
Net sales	18,512	18,275	14,385
Property, plant and equipment owned	2,322	2,457	2,234
Goodwill	0	0	0
Other intangible assets	0	0	0
Other countries
Disclosure of geographical areas [line items]
Net sales	13,462	14,014	12,927
Property, plant and equipment owned	1,185	1,220	1,071
Goodwill	0	0	0
Other intangible assets	€ 901	€ 1,205	€ 1,161